Fair Value Measurements - Schedule of Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2025	May 31, 2024	Mar. 31, 2024
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent
Fair Value, Measurements, Recurring | LIONS GATE ENTERTAINMENT CORP [Member]
Assets:
Forward exchange contracts (see Note 18)	$ 1.8		$ 0.0
Derivative Asset	0.0		35.6
Liabilities:
Forward exchange contracts	0.0		(2.8)
Interest rate swaps (see Note 18)	(3.1)	$ 0.0
Fair Value, Measurements, Recurring | Forward exchange contracts
Assets:
Derivative Asset			0.0
Liabilities:
Interest rate swaps (see Note 18)	0.0		(2.8)
Fair Value, Measurements, Recurring | Interest Rate Swap [Member]
Assets:
Derivative Asset	0.0		35.6
Liabilities:
Interest rate swaps (see Note 18)	(3.1)		0.0
Fair Value, Measurements, Recurring | Level 1 | LIONS GATE ENTERTAINMENT CORP [Member]
Assets:
Forward exchange contracts (see Note 18)	0.0		0.0
Derivative Asset	0.0		0.0
Liabilities:
Forward exchange contracts	0.0		0.0
Interest rate swaps (see Note 18)	0.0	0.0
Fair Value, Measurements, Recurring | Level 1 | Forward exchange contracts
Assets:
Derivative Asset	0.0		0.0
Liabilities:
Interest rate swaps (see Note 18)	0.0		0.0
Fair Value, Measurements, Recurring | Level 1 | Interest Rate Swap [Member]
Assets:
Derivative Asset	0.0		0.0
Liabilities:
Interest rate swaps (see Note 18)	0.0		0.0
Fair Value, Measurements, Recurring | Level 2 | LIONS GATE ENTERTAINMENT CORP [Member]
Assets:
Forward exchange contracts (see Note 18)	1.8		0.0
Derivative Asset	0.0		35.6
Liabilities:
Forward exchange contracts	0.0		(2.8)
Interest rate swaps (see Note 18)	(3.1)	$ 0.0
Fair Value, Measurements, Recurring | Level 2 | Forward exchange contracts
Assets:
Derivative Asset	1.8		0.0
Liabilities:
Interest rate swaps (see Note 18)	0.0		(2.8)
Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swap [Member]
Assets:
Derivative Asset	0.0		35.6
Liabilities:
Interest rate swaps (see Note 18)	$ (3.1)		$ 0.0